PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2021

Schedule of Investments 3/31/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 97.2%
		COMMON STOCKS - 97.2% of Net Assets
		Equity Real Estate Investment Trusts (REITs) - 92.9%
9,591		Acadia Realty Trust	$181,941
1,377		Agree Realty Corp.	92,686
4,169		Alexandria Real Estate Equities, Inc.	684,967
10,242		American Homes 4 Rent	341,468
1,447		American Tower Corp.	345,920
15,852		Brixmor Property Group, Inc.	320,686
3,027		Camden Property Trust	332,697
14,838		Cedar Realty Trust, Inc.	221,086
8,280	(a)	Chatham Lodging Trust	108,965
7,082		Cousins Properties, Inc.	250,349
4,511		EastGroup Properties, Inc.	646,336
2,633		Equinix, Inc.	1,789,360
6,460		Essential Properties Realty Trust, Inc.	147,482
1,681		Essex Property Trust, Inc.	456,963
4,787		Extra Space Storage, Inc.	634,517
4,889		First Industrial Realty Trust, Inc.	223,867
7,642		Gaming & Leisure Properties, Inc.	324,250
5,641		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	316,460
2,689		Highwoods Properties, Inc.	115,466
12,969		Independence Realty Trust, Inc.	197,129
3,276		Innovative Industrial Properties, Inc.	590,204
778	(a)	Jones Lang LaSalle, Inc.	139,293
17,272		Kimco Realty Corp.	323,850
9,027		Kite Realty Group Trust	174,131
1,698		Lamar Advertising Co.	159,476
3,547		Life Storage, Inc.	304,865
21,204		Medical Properties Trust, Inc.	451,221
12,145		MGM Growth Properties LLC	396,170
2,708		Mid-America Apartment Communities, Inc.	390,927
2,646		National Health Investors, Inc.	191,253
4,512		National Retail Properties, Inc.	198,844
18,277		National Storage Affiliates Trust	729,801
29,812		New Senior Investment Group, Inc.	185,729
9,059		Omega Healthcare Investors, Inc.	331,831
23,615	(a)	Park Hotels & Resorts, Inc.	509,612
8,716		Pebblebrook Hotel Trust	211,712
13,130		Preferred Apartment Communities, Inc.	129,330
18,418		Prologis, Inc.	1,952,308
1,101		PS Business Parks, Inc.	170,192
41,103		Retail Properties of America, Inc.	430,759
6,247		Rexford Industrial Realty, Inc.	314,849
4,504	(a)	Ryman Hospitality Properties, Inc.	349,105
13,063		Sabra Health Care Real Estate Investment Trust, Inc.	226,774
11,035		Safehold, Inc.	773,553
8,349		Simon Property Group, Inc.	949,866
13,136		SITE Centers Corp.	178,124
5,538		SL Green Realty Corp.	387,605
5,836		STORE Capital Corp.	195,506
3,548		Sun Communities, Inc.	532,342
18,256		UDR, Inc.	800,708
11,475		Urstadt Biddle Properties, Inc.	191,059
17,597		VICI Properties, Inc.	496,939
9,927	(a)	Xenia Hotels & Resorts, Inc.	193,576
		Total Equity Real Estate Investment Trusts (REITs)	$21,294,109
		Hotels, Restaurants & Leisure - 0.5%
1,849	(a)	BJ's Restaurants, Inc.	$107,390
		Total Hotels, Restaurants & Leisure	$107,390
		Mortgage Real Estate Investment Trust (REIT) - 0.3%
14,696		AG Mortgage Investment Trust, Inc.	$59,225
		Total Mortgage Real Estate Investment Trust (REIT)	$59,225
		Real Estate Management & Development - 2.5%
6,041	(a)	Cushman & Wakefield Plc	$98,589
12,219		Newmark Group, Inc.	122,251
14,216	(a)	Realogy Holdings Corp.	215,088
2,094	(a)	Redfin Corp.	139,440
		Total Real Estate Management & Development	$575,368
		Specialty Retail - 1.0%
6,172	(a)	Urban Outfitters, Inc.	$229,537
		Total Specialty Retail	$229,537
		TOTAL COMMON STOCKS
		(Cost $17,193,179)	$22,265,629
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.2%
		(Cost $17,193,179)	$22,265,629
		OTHER ASSETS AND LIABILITIES - 2.8%	$643,499
		NET ASSETS - 100.0%	$22,909,128

Schedule of Investments 3/31/21 (unaudited) (continued)

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,265,629	$–	$–	$22,265,629
Total Investments in Securities	$22,265,629	$–	$–	$22,265,629

For the three months ended March 31, 2021, there were no transfers in or out of Level 3.